Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified									12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Guarantees INR	Mar. 31, 2011 Guarantees INR	Mar. 31, 2012 Guarantees USD ($)	Mar. 31, 2012 Guarantees INR	Mar. 31, 2011 Guarantees INR	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum
Derivative [Line Items]
Remaining tenure of guarantees outstanding									1 day	20 years
Guarantees, non contingent Liability in respect of guarantees issued or modified after December 31, 2002	$ 21.0	1,067.6	908.4			$ 17.6	895.9	742.2
Guarantees, contingent liability recognized in terms of FASB ASC 450				375.4	394.1
Loan sanction, aggregate of loans contemplated that had not yet been made		682,122.0